KELMOORE STRATEGIC TRUST

                       Kelmoore Strategy(R) Fund
                    Kelmoore Strategy(R) Eagle Fund
                   Kelmoore Strategy(R) Liberty Fund

SUPPLEMENT DATED AUGUST 14, 2002 TO THE PROSPECTUS DATED JUNE 28, 2002


     This Supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

CHANGE IN COMPARATIVE BENCHMARKS

The following table replaces the information for the Kelmoore
Strategy(R) Fund on page 10 of the Prospectus in the section titled "Performance Table":

PERFORMANCE TABLE (AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001)


                                                     1 YEAR    SINCE
                                                             INCEPTION

Kelmoore Strategy(R) Fund - Class A(1) Returns
  Before Taxes                                       (17.90)%  (11.56)%
Standard & Poor's 100 Index(2)                       (13.78)%   (7.93)%
CSFB High Yield Index II(2)                            4.87%     1.17%
Chicago Board Options Exchange BuyWrite
  Monthly Index(3)                                   (10.87)%  ( 0.19)%

Kelmoore Strategy(R) Fund -Class C(4) Returns
  Before Taxes                                       (13.74)%   (7.75)%
Return After Taxes on Distributions(5),(6),(7)       (14.81)%  (12.46)%
Return After Taxes on Distributions and
  Sale of Fund Shares(5),(6),(7)                      (8.25)%   (7.85)%
Standard & Poor's 100 Index(2)                       (13.78)%   (4.19)%
CSFB High Yield Index II(2)                            4.87%    (0.38)%
Chicago Board Options Exchange BuyWrite
  Monthly Index(3)                                   (10.87)%    1.42%



(1) Inception date October 25, 1999.
(2) The Standard & Poor's 100 Index ("S&P 100") and CSFB High
    Yield Index II (formerly the DLJ High Yield Total Return Index) ("CSFB") are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible. The CSFB is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.
(3) On August 8, 2002, the Board of Trustees of Kelmoore Strategic Trust (the "Board") approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("CBOE") and the S&P 100 since the CBOE and the S&P 100 are more accurate benchmarks for the Fund's performance. The CBOE is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.
(4) Inception date May 3, 1999.
(5) The Fund offers more than one class of shares. After-tax returns are shown for only Class C shares and after-tax returns for Class A shares will vary.
(6) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(7) Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



The following table replaces the information for the Kelmoore
Strategy(R) Eagle Fund on page 11 of the Prospectus in the section titled "Performance Table":

PERFORMANCE TABLE (AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001)


                                                       1 YEAR    SINCE
                                                               INCEPTION
Kelmoore Strategy(R) Eagle Fund - Class A(1)
  Returns Before Taxes                                (37.49)%  (47.79)%
Kelmoore Strategy(R) Eagle Fund - Class C(1)
  Returns Before Taxes                                (34.52)%  (46.28)%
Return After Taxes on Distributions(2),(3),(4)        (35.89)%  (49.34)%
Return After Taxes on Distributions and
  Sale of Fund Shares(2),(3),(4)                      (20.65)%  (36.01)%
Standard & Poor's 100 Index(5)                        (13.78)%  (17.19)%
NASDAQ Composite Index(5)                             (20.80)%  (37.44)%
Chicago Board Options Exchange BuyWrite
  Monthly Index(6)                                    (10.87)%  (6.46)%

(1) Inception date June 29, 2000.
(2) The Fund offers more than one class of shares. After-tax returns are shown for only Class C shares and after-tax returns for Class A shares will vary.
(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(5) The S&P 100 and NASDAQ Composite Index (the "NASDAQ") are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.
(6) On August 8, 2002, the Board approved a change in the Fund's benchmarks to the CBOE and the NASDAQ since the CBOE and the NASDAQ are more accurate benchmarks for the Fund's performance. The CBOE is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.



The following table replaces the information for the Kelmoore
Strategy(R) Liberty Fund on page 12 of the Prospectus in the section titled "Performance Table":

PERFORMANCE TABLE (AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001)

                                                       1 YEAR    SINCE
                                                               INCEPTION
Kelmoore Strategy(R) Liberty Fund - Class A(1)
  Returns Before Taxes                                (15.07)%  (14.88)%
Kelmoore Strategy(R) Liberty Fund - Class C(1)
  Returns Before Taxes                                (10.66)%  (10.53)%
Return After Taxes on Distributions(2),(3),(4)        (14.44)%  (14.26)%
Return After Taxes on Distributions and
  Sale of Fund Shares(2),(3),(4)                       (6.43)%  (10.16)%
Standard & Poor's 100 Index(5)                        (13.78)%  (13.67)%
CSFB High Yield Index II(5)                             4.87%     5.96%
Chicago Board Options Exchange BuyWrite
  Monthly Index(6)                                    (10.87)%  (10.10)%

(1) Inception date December 26, 2000.
(2) The Fund offers more than one class of shares. After-tax returns are shown for only Class C shares and after-tax returns for Class A shares will vary.
(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(5) The S&P 100 and CSFB are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible. The CSFB is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.
(6) On August 8, 2002, the Board approved a change in the Fund's benchmarks to the CBOE and the S&P 100 since the CBOE and the S&P 100 are more accurate benchmarks for the Fund's performance. The CBOE is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

   RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.